Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Revenues
Total revenues		$ 5,842	$ 1,055
Expenses
Marketing and promotion expenses		515	934
Commission and handling expenses		133	18
Professional fee		1,673	539
Information technology expenses		685	309
Office expenses		433	447
Allowance for (reversal of) credit losses		35	(412)
Employee benefits expenses		1,673	4,367
Referral fee			139
Virtual assets service costs		4,665
Share of results of an associate		(3)	27
Impairment loss of long-term investments			259
General and administrative expenses		678	721
Total expenses		10,487	7,348
Other income
Interest income		6	34
Other income		5	4
Total other income		11	38
Loss before income tax expense		(4,634)	(6,255)
Income tax expense
Net loss		(4,634)	(6,255)
Net loss attributable to
Owners of the Company		(4,632)	(6,255)
Non-controlling interests		(2)
Net loss		(4,634)	(6,255)
Other comprehensive (loss) income
Foreign currency translation adjustment		(15)	31
Total comprehensive loss		(4,649)	(6,224)
Attributable to
Owners of the Company		(4,647)	(6,224)
Non-controlling interests		(2)
Comprehensive loss attributed to parent		$ (4,649)	$ (6,224)
Basic net loss per share (in Dollars per share)		$ (0.07)	$ (0.39)
Diluted net loss per share (in Dollars per share)		$ (0.07)	$ (0.39)
Weighted average number of shares outstanding - basic (in Shares)	[1]	70,503,638	15,961,639
Weighted average number of shares outstanding - diluted (in Shares)	[1]	70,503,638	15,961,639
Securities brokerage commissions and handling income
Revenues
Total revenues		$ 13	$ 75
Investment advisory fees
Revenues
Total revenues		159	318
Corporate consultancy service income
Revenues
Total revenues		160	237
Asset management income - related parties
Revenues
Total revenues		328	380
Virtual assets service income
Revenues
Total revenues		5,180	15
Interest income
Revenues
Total revenues			30
Referral income
Revenues
Total revenues		$ 2

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 15)